PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS

5.    PREPAID EXPENSES AND OTHER ASSETS

	December 31,	December 31,
	2023	2024
	RMB	RMB
Deposits (i)	327,987	1,295,010
Prepayment of investment	—	938,516
Prepaid expenses	17,247	57,102
Funds receivable from external payment network providers (ii)	41,354	38,953
Interest receivable	14,905	10,065
Goodwill (iii)	4,778	4,778
Funds receivable for disposal of financing receivables	1,989	1,274
Others	15,361	15,887
Total	423,621	2,361,585
(i)	As of December 31, 2023 and 2024, the balance of deposit mainly includes the business cooperation deposit of RMB319 million and RMB1,286 million, respectively.

(ii)	The Group opened accounts with external online payment service providers to collect the loan principal, interest and service fees. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of service fees received at the balance sheet date, which was collected subsequently.
(iii)	In April 2020, the Group acquired an insurance brokerage licensee company for total consideration of RMB15.5 million. The purchase price allocated to the fair value of assets acquired and liabilities assumed were RMB53.8 million and RMB38.3 million, respectively. RMB4.8 million of goodwill was recognized in this acquisition. The Group did not record any impairment of goodwill during the years ended December 31, 2022, 2023 and 2024.